Goodwill and Intangible Assets - Additional Information (Detail) - Customer Relationships [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 0.4	$ 0.4	$ 0.4
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	$ 0.3
Finite-Lived Intangible Asset, Useful Life	10 years